TRANSACTIONS WITH MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2016
TRANSACTIONS WITH MAJOR CUSTOMERS
TRANSACTIONS WITH MAJOR CUSTOMERS

NOTE 15 TRANSACTIONS WITH MAJOR CUSTOMERS

The following table shows revenues from the Partnership’s major customers comprising more than 10 percent of the Partnership’s total consolidated recasted revenues (refer to Note 2) for the years ended December 31, 2016, 2015 and 2014:

Year Ended December 31 (millions of dollars)	2016		2015	2014

Anadarko Energy Services Company (Anadarko)	48		48	48
Pacific Gas and Electric Company (Pacific Gas)	36	(a)	42	45

At December 31, 2016 and 2015, Anadarko owed the Partnership approximately $4 million, which is approximately 10 percent of our consolidated recasted trade accounts receivable (Refer to Note 2).

(a)	Less than 10 percent